SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 15 — SEGMENT INFORMATION

The Company operates in two reportable segments, Entertainment Publicity and Marketing Segment (“EPM”) and Content Production Segment (“CPD”).

•	The Entertainment Publicity and Marketing segment is composed of 42West, The Door, Viewpoint, Shore Fire, Be Social, and B/HI. This segment primarily provides clients with diversified marketing services, including public relations, entertainment and hospitality content marketing, strategic marketing consulting and content production of marketing materials.

•	The Content Production segment is composed of Dolphin Entertainment and Dolphin Films. This segment engages in the production and distribution of digital content and feature films. The activities of our Content Production segment also include all corporate overhead activities.

The profitability measure employed by our chief operating decision maker, our President and Chief Executive Officer, for allocating resources to operating segments and assessing operating segment performance is operating income (loss). Salaries and related expenses include salaries, bonuses, commissions and other incentive related expenses. General and administrative expenses include rental expense and depreciation of property, equipment and leasehold improvements for properties occupied by corporate office employees, as well as legal and professional expenses which primarily include professional fees related to financial statement audits, legal, investor relations and other consulting services, which are engaged and managed by each of the segments. All segments follow the same accounting policies as those described in the Annual Report on Form 10-K for the year ended December 31, 2021.

In connection with the acquisitions of 42West, The Door, Viewpoint, Shore Fire, Be Social, and B/HI, the Company assigned $5,458,401 of intangible assets, net of accumulated amortization of $8,011,599, and goodwill of $20,021,357 as of June 30, 2022 to the EPM segment. Equity method investments are included within the CPD segment.

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Revenues:
EPM	$10,290,626	$8,643,244	$19,467,735	$15,820,361
CPD	—	—	—	—
Total	$10,290,626	$8,643,244	$19,467,735	$15,820,361

Segment Operating Income (Loss):
EPM	$2,217,043	$1,556,171	$2,731,850	$402,295
CPD	(1,728,085)	(1,334,878)	(3,206,618)	(1,740,942)
Total operating income (loss)	488,958	221,293	(474,768)	(1,338,647)
Interest expense	(125,348)	(169,837)	(274,737)	(335,031)
Other income (expenses), net	279,022	1,298,486	626,880	(2,287,216)
Income (loss) before income taxes and equity in losses of unconsolidated affiliates	$642,632	$1,349,942	$(122,625)	$(3,960,894)

	As of June 30, 2022	As of December 31, 2021

Total assets:
EPM	$49,395,251	$48,691,939
CPD	3,141,404	4,099,512
Total	$52,536,655	$52,791,451

NOTE 24 — SEGMENT INFORMATION

The Company operates in two reportable segments, Entertainment Publicity and Marketing Segment (“EPM”) and Content Production Segment (“CPD”).

•	The Entertainment Publicity and Marketing segment is composed of 42West, The Door, Viewpoint, Shore Fire, Be Social, and B/HI. This segment primarily provides clients with diversified marketing services, including public relations, entertainment and hospitality content marketing, strategic marketing consulting and content production of marketing materials.
•	The Content Production segment is composed of Dolphin Entertainment and Dolphin Films. This segment engages in the production and distribution of digital content and feature films. The activities of our Content Production segment also include all corporate overhead activities.

The profitability measure employed by our chief operating decision maker for allocating resources to operating segments and assessing operating segment performance is operating income (loss) which is the same as Income (Loss) before other income (expenses) on the Company’s consolidated statements of operations for the year ended December 31, 2021. Salaries and related expenses include salaries, bonuses, commissions and other incentive related expenses. Legal and professional expenses primarily include professional fees related to financial statement audits, legal, investor relations and other consulting services, which are engaged and managed by each of the segments. In addition, general and administrative expenses include rental expense and depreciation of property, equipment and leasehold improvements for properties occupied by corporate office employees. All segments follow the same accounting policies as those described in Note 2.

In connection with the acquisitions of 42West, The Door, Viewpoint, Shore Fire, Be Social, and B/HI, the Company assigned $6,142,067 of intangible assets, net of accumulated amortization of $7,327,933, and goodwill of $20,021,357 as of December 31, 2021 to the EPM segment. The balances reflected as of December 31, 2020 for EPM segment comprise 42West, The Door, Viewpoint, Shore Fire and Be Social. Equity method investments are included within the CPD segment.

	Year ended December 31,
	2021	2020
Revenue:
EPM	$35,705,305	$23,946,680
CPD	21,894	107,800
Total	$35,727,199	$24,054,480
Segment operating income (loss):
EPM	$(451,406)	$19,743
CPD	(5,029,377)	(2,631,261)
Total operating loss	(5,480,783)	(2,611,518)
Interest expense	(785,209)	(2,133,660)
Other (loss) income, net	(158,955)	2,668,911
Loss before income taxes	$(6,424,947)	$(2,076,267)

	As of December 31,
	2021	2020
Assets:
EPM	$48,645,789	$45,266,315
CPD	4,099,512	4,085,636
Total assets	$52,745,301	$49,351,951